15. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Carrying amount and estimated fair value of the Company's financial instruments

(Dollars in thousands)
		Fair Value Measurements at December 31, 2016
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$70,094	70,094	-	-	70,094
Investment securities available for sale	$249,946	-	249,196	750	249,946
Other investments	$2,635	-	-	2,635	2,635
Mortgage loans held for sale	$5,709	-	-	5,709	5,709
Loans, net	$716,261	-	-	720,675	720,675
Cash surrender value of life insurance	$14,952	-	14,952	-	14,952

Liabilities:
Deposits	$892,918	-	-	884,510	884,510
Securities sold under agreements
to repurchase	$36,434	-	36,434	-	36,434
FHLB borrowings	$20,000	-	18,864	-	18,864
Junior subordinated debentures	$20,619	-	20,619	-	20,619

(Dollars in thousands)
		Fair Value Measurements at December 31, 2015
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$39,763	39,763	-	-	39,763
Investment securities available for sale	$268,530	1,325	266,455	750	268,530
Other investments	$3,636	-	-	3,636	3,636
Mortgage loans held for sale	$4,149	-	-	4,149	4,149
Loans, net	$679,502	-	-	683,540	683,540
Cash surrender value of life insurance	$14,546	-	14,546	-	14,546

Liabilities:
Deposits	$832,175	-	-	827,874	827,874
Securities sold under agreements
to repurchase	$27,874	-	27,874	-	27,874
FHLB borrowings	$43,500	-	43,144	-	43,144
Junior subordinated debentures	$20,619	-	20,619	-	20,619